Summary of Unaudited Quarterly Results of Operations Quarterly Results (Tables)	12 Months Ended
Dec. 31, 2014
Other Income and Expenses [Abstract]
Schedule of Quarterly Financial Information [Table Text Block]
21.  Summary of Unaudited Quarterly Results of Operations

2014	March 31,	June 30,	September 30,	December 31,
Revenues	$12,399,967	$10,467,428	$11,043,537	$11,731,863
Income from continuing operations	5,987,080	3,627,571	3,297,958	2,063,806
Income (loss) from discontinued operations	59,646	30,512	6,722	(44,107)
Net income - America First Multifamily Investors, L.P.	$6,046,829	$3,658,457	$3,307,829	$2,020,746

Income from continuing operations, per unit	$0.10	$0.05	$0.06	$0.04
Income from discontinued operations, per unit	—	—	—	—
Net income, basic and diluted, per unit	$0.10	$0.05	$0.06	$0.04

2013	March 31,	June 30,	September 30,	December 31,
Revenues	$12,206,303	$14,391,235	$9,022,337	$8,667,103
Income from continuing operations	6,549,593	3,963,727	2,062,441	2,070,030
Income (loss) from discontinued operations	1,944,484	142,279	1,288,905	(44,617)
Net income - America First Multifamily Investors, L.P.	$8,321,426	$3,955,160	$3,411,259	$2,027,074

Income from continuing operations, per unit	$0.15	$0.08	$0.05	$0.04
Income from discontinued operations, per unit	0.04	0.01	0.03	—
Net income, basic and diluted, per unit	$0.19	$0.09	$0.08	$0.04